Related Party Balances and Transaction (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transaction [Abstract]
Schedule of Related Party Balances and Transaction
Name	Relationship	December 31, 2024	December 31, 2025
		RMB	RMB
Due from related parties
Peixuan Wang (a)	Chairwomen of the Company	1,044,676	998,871
Shiyu Liu (b)	Supervisor of Beijing Sentu and Ang’you	329,098	—
Junjun Hao (b)	Executive direct and manager of Sentu Lejiao	438,797	—
Others (b)		110,903	—
Total amount due from related parties		1,923,474	998,871
Due to related parties
Beijing Sentu Cloud Creative Education Technology Co., Ltd. (c)	Controlled by Huidong Niu	1,400,000	—
Junjun Hao (b)	Executive direct and manager of Sentu Lejiao	318,099	16,549
Others		199,379	88,048
Total amount due to related parties		1,917,478	104,597

(a)	As of December 31, 2024 and 2025, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.

(b)	As of December 31, 2024, the balance due from the three related parties represented advances to management for daily operating expenses. During the year ended December 31, 2025, the outstanding balances were settled with expenses incurred.

(c)	As of December 31, 2024, the balance due to the two related parties represented borrowings from these two related parties, which were interest free and repayable on demand. For the years ended December 31, 2023, 2024 and 2025, the Company borrowed RMB 452, RMB 1,121,435 and RMB nil from related parties, respectively. For the years ended December 31, 2023, 2024 and 2025, the Company repaid borrowings of RMB 7,248,140, RMB 7,360,488 and RMB 1,400,000 to related parties, respectively.